UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                    ----------

                        UBS Juniper Crossover Fund L.L.C.
  ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      SHARES                                                                                               MARKET VALUE/
                                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (105.58%)
                    -----------------------------------
                    COMMON STOCK (83.50%)
                    ---------------------
                    DENTAL SUPPLIES & EQUIP (1.42%)
          110,100   Align Technology, Inc. *                                                          $         1,746,186
                                                                                                      ---------------------
                    DIAGNOSTIC EQUIPMENT (2.07%)
           54,000   Gen-Probe, Inc. *                                                                           2,542,320
                                                                                                      ---------------------
                    DISPOSABLE MEDICAL EQUIPMENT (2.87%)
          195,706   Volcano Corp. *                                                                             3,524,665
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (28.17%)
           91,000   Amgen, Inc. *                                                                               5,085,080
           91,000   BioCryst Pharmaceuticals, Inc. *                                                              761,670
           60,600   Biogen Idec, Inc. *                                                                         2,689,428
          150,000   Exelixis, Inc. *                                                                            1,491,000
           65,000   Genentech, Inc. *                                                                           5,337,800
           36,500   Genomic Health, Inc. *                                                                        632,910
           64,100   Genzyme Corp. *                                                                             3,847,282
           31,800   InterMune, Inc. *                                                                             784,188
           89,000   Lifecell Corp. *                                                                            2,222,330
          173,000   Medimmune, Inc. *                                                                           6,295,470
          200,000   Millennium Pharmaceuticals, Inc. *                                                          2,272,000
           48,000   PDL Biopharma Inc. *                                                                        1,041,600
           75,000   Vertex Pharmaceuticals, Inc. *                                                              2,103,000
                                                                                                      ---------------------
                                                                                                               34,563,758
                                                                                                      ---------------------
                    MEDICAL - DRUGS (36.48%)
          106,090   Astellas Pharmaceutical, Inc. - (Japan) **                                                  4,564,363
          200,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **                                                5,047,639
           47,900   Cubist Pharmaceuticals, Inc. *                                                              1,057,153
           17,000   Eli Lilly and Co.                                                                             913,070
           90,000   Endo Pharmaceuticals Holdings Inc. *                                                        2,646,000
          100,000   Novartis AG - (Switzerland) **                                                              5,709,371
           82,000   OSI Pharmaceuticals, Inc. *                                                                 2,706,000
          105,200   Pfizer, Inc.                                                                                2,657,352
           10,000   Roche Holding AG - (Switzerland) **                                                         1,761,140
          200,000   Schering-Plough Corp. **                                                                    5,102,000
           20,000   Sepracor, Inc. *                                                                              932,600
           68,000   Takeda Pharmaceutical Co., Ltd. - (Japan) **                                                4,451,747
           90,000   Wyeth                                                                                       4,502,700
           97,001   Xenoport, Inc. *                                                                            2,702,439
                                                                                                      ---------------------
                                                                                                               44,753,574
                                                                                                      ---------------------
                    MEDICAL INSTRUMENTS (1.67%)
          389,433   CryCor, Inc. *                                                                              2,048,419
                                                                                                      ---------------------
                    MEDICAL PRODUCTS (5.26%)
           50,000   Baxter International, Inc.                                                                  2,633,500

                                                                               5

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
      SHARES                                                                                               MARKET VALUE/
                                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL PRODUCTS (CONTINUED)
          569,625   EPIX Pharmaceuticals, Inc. *                                                      $         3,816,488
                                                                                                      ---------------------
                                                                                                                6,449,988
                                                                                                      ---------------------
                    THERAPEUTICS (5.56%)
          193,188   AVANIR Pharmaceuticals-Cl. A *                                                                235,690
          242,000   BioMarin Pharmaceuticals, Inc. *                                                            4,176,920
          163,000   NPS Pharmaceuticals, Inc. *                                                                   552,570
          360,199   Vivus, Inc. *                                                                               1,847,821
              315   YM Biosciences, Inc. (Canada) *,**                                                                505
            5,486   YM Biosciences, Inc. Escrow A/C (Canada) *,**, (b)                                              7,932
                                                                                                      ---------------------
                                                                                                                6,821,438
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $81,401,846)                                                     102,450,348
                                                                                                      ---------------------
                    PREFERRED STOCKS (21.80%)
                    -------------------------
                    DISPOSABLE MEDICAL EQUIPMENT (0.08%)
          130,073   superDimension, Ltd.,Series B *,(a)                                                           103,408
                                                                                                      ---------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (11.87%)
          558,964   Acceleron Pharmaceuticals, Inc. Series B *,(a)                                              1,034,083
          146,976   Biodel, Inc. Series B *,(a)                                                                   579,085
        1,178,752   Canada Investment SRL *,(a)                                                                   782,573
          154,919   Cerimon Pharmaceuticals, Inc. *,(a)                                                           413,634
        1,574,345   ChemoCentryx, Series B *,(a)                                                                5,510,208
          242,674   ChemoCentryx, Series C *,(a)                                                                  849,359
          198,599   Cogensys, Inc., Series E *,(a)                                                              1,199,537
          476,436   Emphasys Medical, Inc., Series D *,(a)                                                      1,143,446
           68,939   Emphasys Medical, Inc., Series E *,(a)                                                        165,454
        1,050,365   Innovative Spinal Technologies, Inc., Series B-1 *,(a)                                        541,895
          509,022   Innovative Spinal Technologies, Inc., Series B-2 *,(a)                                        270,952
          340,907   Insulet Corp., Series E *,(a)                                                               1,240,902
          265,150   Sapphire Therapeutics, Inc. *,(a)                                                             827,268
                                                                                                      ---------------------
                                                                                                               14,558,396
                                                                                                      ---------------------
                    ELECTRONIC COMPO-MISC . (0.00%)
          615,812   LumiCyte, Inc., Series B *,(a)                                                                     --
                                                                                                      ---------------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.94%)
          316,091   Macrogenics, Inc., Series A-1 & A-2 *,(a)                                                     129,597
          982,489   Macrogenics, Inc., Series B *,(a)                                                             402,821
        1,504,459   Macrogenics, Inc., Series C *,(a)                                                             616,828
          369,549   Molecular Staging, Inc., Series D *,(a)                                                            --
                                                                                                      ---------------------
                                                                                                                1,149,246
                                                                                                      ---------------------
                    MEDICAL - TOOLS (2.12%)
          827,858   Agensys, Inc., Series C *,(a)                                                               2,607,753
                                                                                                      ---------------------

                                                                               6

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
      SHARES                                                                                               MARKET VALUE/
                                                                                                            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    MEDICAL PRODUCTS (0.00%)
          395,114   Amphora Discovery Corp., Series A *,(a)                                           $                --
                                                                                                      ---------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.71%)
        2,438,743   Amnis Corp., Series B-1 *,(a)                                                               1,097,434
          376,770   Amnis Corp., Series C-2 *,(a)                                                                 169,547
          827,267   Supernus Pharmaceuticals, Inc. *,(a)                                                          827,267
                                                                                                      ---------------------
                                                                                                                2,094,248
                                                                                                      ---------------------
                    THERAPEUTICS (5.08%)
        1,702,846   ARYX Therapeutics, Series C *,(a)                                                           3,065,123
        1,145,948   ARYX Therapeutics, Series D *,(a)                                                           2,062,706
          613,343   ARYX Therapeutics, Series E *,(a)                                                           1,104,017
                                                                                                      ---------------------
                                                                                                                6,231,846
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $26,897,331)                                                  26,744,897
                                                                                                      ---------------------
                    WARRANTS (0.28%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
          111,649   Biodel, Inc. $3.94, 07/19/13 *                                                                     --
          101,804   Innovative Spinal Technologies $0.5323, 1/4/2014 *                                                 --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    MEDICAL - DRUGS (0.28%)
           28,174   Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *                                             255,114
           10,134   Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *                                               89,584
                                                                                                      ---------------------
                                                                                                                  344,698
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $--)                                                                     344,698
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $108,299,177)                                             129,539,943
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $--)                                                  --
                                                                                                      ---------------------
        OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.58%)                                                 (6,851,064)
                                                                                                      ---------------------
        TOTAL NET ASSETS -- 100.00%                                                                   $       122,688,879
                                                                                                      =====================

*   Non-income producing security.
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to $26,744,897 which represented 21.80% of the net assets at March 31, 2007.
(b) Restricted private investment in public entity valued at fair value. The total market value of investment valued at fair market value amounted to $7,932, which represented 0.01% of net assets at March 31, 2007.

INVESTMENTS IN SECURITIES BY COUNTRY                    PERCENTAGE OF NET ASSETS
------------------------------------                    ------------------------
United States of America                                          88.02%
Japan                                                             11.46%
Switzerland                                                        6.09%
Canada                                                              .01%

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*       /s/ Robert Aufenanger
                         -------------------------------------------------------
                                Robert Aufenanger, Principal Accounting Officer
                                (principal financial officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.